UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

                    DATE OF REPORTING PERIOD: MARCH 31, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]   RIVERPARK
                 FUNDS



                 SEMI-ANNUAL REPORT
                 MARCH 31, 2012 (UNAUDITED)



     RIVERPARK LARGE GROWTH FUND
     Retail Class and Institutional Class Shares

     RIVERPARK/WEDGEWOOD FUND
     Retail Class and Institutional Class Shares

     RIVERPARK SMALL CAP GROWTH FUND
     Retail Class and Institutional Class Shares

     RIVERPARK SHORT TERM HIGH YIELD FUND
     Retail Class and Institutional Class Shares

     RIVERPARK LONG/SHORT OPPORTUNITY FUND
     Retail Class and Institutional Class Shares





Investment Adviser:
RiverPark Advisors, LLC

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments
  RiverPark Large Growth Fund ..............................................   1
  RiverPark/Wedgewood Fund .................................................   2
  RiverPark Small Cap Growth Fund ..........................................   3
  RiverPark Short Term High Yield Fund .....................................   4
  RiverPark Long/Short Opportunity Fund ....................................   7
Statements of Assets and Liabilities .......................................   9
Statements of Operations ...................................................  10
Statements of Changes in Net Assets ........................................  11
Financial Highlights .......................................................  14
Notes to Financial Statements ..............................................  16
Disclosure of Fund Expenses ................................................  25
Approval of the Investment Advisory and Investment Sub-Advisory Agreements .  27






The RiverPark Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[LOGO OMITTED]  RIVERPARK                           RiverPark Large Growth Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING +

[BAR GRAPH OMITTED]

33.7% Information Technology
22.2% Consumer Discretionary
19.6% Financials
7.8% Energy
5.4% Industrials
4.8% Materials
3.9% Time Deposit
1.5% Health Care
1.1% Telecommunication Services

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%**
  Consumer Discretionary -- 22.3%
     Coach                                                790         $      61
     Discovery Communications, Cl C*                    1,850                87
     Dollar Tree*                                       1,234               117
     Fossil*                                              660                87
     Las Vegas Sands                                    3,380               194
     McDonald's                                           894                88
     priceline.com*                                       183               131
     Ralph Lauren, Cl A                                   350                61
     Walt Disney                                        1,439                63
     Wynn Resorts                                         800               100
                                                                      ---------
                                                                            989
                                                                      ---------
Energy -- 7.8%
     Cabot Oil & Gas                                    1,400                44
     Devon Energy                                         800                57
     National Oilwell Varco                               855                68
     Schlumberger                                         933                65
     Southwestern Energy*                               3,740               114
                                                                      ---------
                                                                            348
                                                                      ---------
Financials -- 19.6%
     American Express                                   2,600               151
     American Tower, Cl A                               1,433                90
     Charles Schwab                                     3,660                53
     CME Group, Cl A                                      304                88
     IntercontinentalExchange*                            300                41
     KKR & Co., LP (a)                                  8,696               129
     TD Ameritrade Holding                              3,566                70
     The Blackstone Group LP (a)                       11,540               184
     Visa, Cl A                                           560                66
                                                                      ---------
                                                                            872
                                                                      ---------
Health Care -- 1.5%
     Intuitive Surgical*                                  120                65
                                                                      ---------



--------------------------------------------------------------------------------
                                                    SHARES/FACE
DESCRIPTION                                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
  Industrials -- 5.5%
     CH Robinson Worldwide                                646         $      42
     Expeditors International of
     Washington                                         1,002                47
     Precision Castparts                                  355                61
     Stericycle*                                          451                38
     United Parcel Service, Cl B                          672                54
                                                                      ---------
                                                                            242
                                                                      ---------
Information Technology -- 33.7%
     Alliance Data Systems*                             1,480               186
     Apple*                                               386               232
     Cognizant Technology Solutions,
       Cl A*                                            1,030                79
     eBay*                                              5,182               191
     EMC*                                               3,457               103
     Equinix*                                           1,605               253
     Google, Cl A*                                        275               176
     Mastercard, Cl A                                     137                58
     QUALCOMM                                           1,519               103
     VeriFone Systems*                                  2,216               115
                                                                      ---------
                                                                          1,496
                                                                      ---------
Materials -- 4.8%
     Monsanto                                           2,044               163
     Praxair                                              442                51
                                                                      ---------
                                                                            214
                                                                      ---------
Telecommunication Services -- 1.1%
     SBA Communications, Cl A*                            917                47
                                                                      ---------
Total Common Stock
  (Cost $3,429) (000)                                                     4,273
                                                                      ---------
TIME DEPOSIT -- 3.9%
     Brown Brothers, 0.031% (b)                       $   174               174
     (Cost $174) (000)                                                ---------

Total Investments -- 100.2%
  (Cost $3,603) (000)                                                 $   4,447
                                                                      =========

As of March 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $4,437 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Securities considered to be Master Limited Partnerships. At March 31, 2012, these securities amounted to $313 (000) or 7.1% of Net Assets.
(b)  Rate shown is the simple yield as of March 31, 2012.
Cl -- Class
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                             RiverPark/Wedgewood Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING +

[BAR GRAPH OMITTED]

29.5% Information Technology
23.3% Health Care
22.9% Financials
12.0% Industrials
6.2% Energy
6.1% Time Deposit

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 94.7%**
  Energy -- 6.2%
     National Oilwell Varco                            93,700         $   7,446
     Schlumberger                                     103,300             7,224
                                                                      ---------
                                                                         14,670
                                                                      ---------
Financials -- 23.1%
     American Express                                 200,800            11,618
     Berkshire Hathaway, Cl B*                        228,100            18,510
     Charles Schwab                                   769,000            11,051
     Visa, Cl A                                       111,900            13,204
                                                                      ---------
                                                                         54,383
                                                                      ---------
Health Care -- 23.5%
     Express Scripts Holding*                         245,200            13,285
     Gilead Sciences*                                 182,700             8,925
     Intuitive Surgical*                                  200               109
     Perrigo                                           83,000             8,575
     Stericycle*                                       83,000             6,942
     Teva Pharmaceutical Industries
       ADR                                            213,100             9,602
     Varian Medical Systems*                          115,100             7,937
                                                                      ---------
                                                                         55,375
                                                                      ---------
Industrials -- 12.1%
     Cummins                                           90,500            10,864
     Expeditors International of
       Washington                                     148,100             6,888
     Verisk Analytics, Cl A*                          228,200            10,719
                                                                      ---------
                                                                         28,471
                                                                      ---------
Information Technology -- 29.8%
     Apple*                                            34,100           20,442
     Cognizant Technology Solutions,
       Cl A*                                          116,100             8,934
     EMC*                                             317,600             9,490
     Google, Cl A*                                     28,300            18,147
     QUALCOMM                                         192,800            13,114
                                                                      ---------
                                                                         70,127
                                                                      ---------
Total Common Stock
  (Cost $195,918) (000)                                                 223,026
                                                                      ---------



--------------------------------------------------------------------------------
                                                    FACE AMOUNT
DESCRIPTION                                            (000)         VALUE (000)
--------------------------------------------------------------------------------
TIME DEPOSIT -- 6.2%
     Brown Brothers, 0.031% (a)                       $14,548            14,548
     (Cost $14,548) (000)                                             ---------

Total Investments -- 101.6%
  (Cost $210,466) (000)                                               $ 237,574
                                                                      =========

As of March 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $235,452 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Rate shown is the simple yield as of March 31, 2012.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                        RiverPark Small Cap Growth Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING +

[BAR GRAPH OMITTED]

23.6% Information Technology
21.3% Consumer Discretionary
11.9% Financials
10.8% Time Deposit
10.3% Industrials
9.3% Health Care
7.0% Energy
3.5% Telecommunication Services
2.2% Consumer Staples
0.1% Utilities

+ Percentages are based on total investments.


--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES      VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 90.0%
  Consumer Discretionary -- 21.5%
     Dollarama                                          4,038         $     188
     HomeAway*                                          3,900                99
     HSN                                                2,239                85
     Imax*                                              5,000               122
     National CineMedia                                10,170               156
     Rentrak*                                          10,860               246
     Steiner Leisure*                                   1,444                71
     Vail Resorts                                       2,116                92
                                                                      ---------
                                                                          1,059
                                                                      ---------
Consumer Staples -- 2.2%
     Darling International*                             6,185               108
                                                                      ---------
Energy -- 7.1%
     CARBO Ceramics                                     1,147               121
     Clean Energy Fuels*                                3,396                72
     GeoResources*                                      1,901                62
     Gevo*                                              5,635                52
     Southern Pacific Resource*                        25,000                41
                                                                      ---------
                                                                            348
                                                                      ---------
Financials -- 12.0%
     BBCN Bancorp*                                      6,720                75
     CapLease                                          15,540                63
     Coresite Realty                                    4,430               104
     DuPont Fabros Technology                           2,000                49
     Green Dot, Cl A*                                   3,100                82
     JMP Group                                          9,518                70
     Stifel Financial*                                  2,082                79
     Walker & Dunlop*                                   5,238                66
                                                                      ---------
                                                                            588
                                                                      ---------
Health Care -- 9.4%
     Accretive Health*                                  4,940                99
     AMERIGROUP*                                        1,481               100
     athenahealth*                                      1,002                74


--------------------------------------------------------------------------------
                                                                     SHARES/FACE
DESCRIPTION                                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
     MAKO Surgical*                                     2,845         $     120
     Volcano*                                           2,509                71
                                                                      ---------
                                                                            464
                                                                      ---------
Industrials -- 10.4%
     Clean Harbors*                                     1,268                86
     CoStar Group*                                      1,187                82
     ESCO Technologies                                  1,871                69
     Genesee & Wyoming, Cl A*                           1,618                88
     Hardinge                                           6,900                65
     Hubbell, Cl B                                        610                48
     Polypore International*                            2,050                72
                                                                      ---------
                                                                            510
                                                                      ---------
  Information Technology -- 23.8%
     Bankrate*                                          3,840                95
     Imagination Technologies Group*                    6,000                66
     InterXion Holding*                                 6,400               115
     LogMeIn*                                           2,535                89
     MoneyGram International*                           5,200                94
     Sapient                                           14,900               185
     Stamps.com*                                        4,422               123
     TechTarget*                                       12,901                90
     TiVo*                                             10,182               122
     Travelzoo*                                         5,960               137
     Vocus*                                             4,169                55
                                                                      ---------
                                                                          1,171
                                                                      ---------
  Telecommunication Services -- 3.5%
     SBA Communications, Cl A*                          2,108               107
     Vonage Holdings*                                  29,300                65
                                                                      ---------
                                                                            172
                                                                      ---------
  Utilities -- 0.1%
     GWR Global Water Resources*                          900                 3
                                                                      ---------
Total Common Stock
  (Cost $3,998) (000)                                                     4,423
                                                                      ---------
TIME DEPOSIT -- 10.9%
     Brown Brothers, 0.031% (a)                          $535               535
                                                                      ---------
     (Cost $535) (000)
Total Investments -- 100.9%
  (Cost $4,533) (000)                                                 $   4,958
                                                                      =========

As of March 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $4,916 (000).
*    Non-income producing security.
(a)  Rate shown is the simple yield as of March 31, 2012.
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                   RiverPark Short Term High Yield Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING +


[BAR GRAPH OMITTED]


72.4% Corporate Obligations
12.1% Convertible Bonds
6.4% Preferred Stock
4.9% Bank Loan Obligations
4.2% Time Deposit

+ Percentages are based on total investments.


--------------------------------------------------------------------------------
                                                    FACE AMOUNT
DESCRIPTION                                            (000)         VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS -- 71.9%

  Consumer Discretionary -- 10.9%
     CCM Merger
       8.000%, 08/01/13 (a)                         $   1,085         $   1,088
     Charter Communications Operating
       8.000%, 04/30/12 (a)                               880               889
     Collective Brands
       8.250%, 08/01/13                                   154               156
     Gannett
       6.375%, 04/01/12                                 1,700             1,700
     Landry's Acquisition
       11.625%, 12/01/15 (a)                            1,500             1,678
     Meritage Homes
       6.250%, 03/15/15                                   200               203
     Mohegan Tribal Gaming Authority
       8.000%, 04/01/12                                   325               325
     Morris Publishing Group
       10.000%, 09/01/14                                  378               347
     Nielsen Finance
       11.625%, 02/01/14                                  750               870
     RSC Equipment Rental
       10.000%, 07/15/17 (a)                              950             1,102
       9.500%, 12/01/14                                   821               848
     UNIFI
       11.500%, 05/15/14                                  500               500
                                                                      ---------
                                                                          9,706
                                                                      ---------
  Consumer Staples -- 4.6%
     Dole Food
       13.875%, 03/15/14                                  850               976
     Pinnacle Foods Finance
       10.625%, 04/01/17                                2,398             2,542
     Sara Lee
       3.875%, 06/15/13                                   565               565
                                                                      ---------
                                                                          4,083
                                                                      ---------
  Energy -- 6.0%
     Berry Petroleum
       8.250%, 11/01/16                                 1,464             1,528




--------------------------------------------------------------------------------
                                                                     FACE AMOUNT
DESCRIPTION                                            (000)         VALUE (000)
--------------------------------------------------------------------------------
     Chesapeake Energy
       7.625%, 07/15/13                               $   750         $     795
     Hornbeck Offshore Services
       6.125%, 12/01/14                                 1,750             1,778
     McMoRan Exploration
       11.875%, 11/15/14                                  600               636
     SandRidge Energy
       4.093%, 04/01/14 (b)                               600               598
                                                                      ---------
                                                                          5,335
                                                                      ---------
Financials -- 8.7%
     CIT Group
       7.000%, 05/04/15 (a)                             2,600             2,606
     Hospitality Properties Trust
       6.850%, 07/15/12                                   900               901
     Leucadia National
       7.000%, 08/15/13                                 2,650             2,796
     Washington Mutual
       5.250%, 09/15/17 (c) (d)                             9                11
     ZFS Finance USA Trust IV
       5.875%, 05/09/32 (a) (b)                         1,475             1,487
                                                                      ---------
                                                                          7,801
                                                                      ---------
Health Care -- 2.1%
     Prospect Medical Holdings
       12.750%, 07/15/14                                1,700             1,847
                                                                      ---------
Industrials -- 13.5%
     Continental Airlines Pass-Through Trust
       6.940%, 10/15/13                                   116               118
     Corrections Corp of America
       6.250%, 03/15/13                                   473               474
     Intertape Polymer US
       8.500%, 08/01/14                                   500               505
     JB Poindexter
       8.750%, 03/15/14                                 2,280             2,286
     Pregis
       12.375%, 10/15/13                                  170               171
     RBS Global
       11.750%, 08/01/16                                2,500             2,653
     SGS International
       12.000%, 12/15/13                                2,326             2,343
     Solo Cup
       8.500%, 02/15/14                                 2,951             2,973
     United Air Lines
       12.750%, 07/15/12                                  491               506
                                                                      ---------
                                                                         12,029
                                                                      ---------
Information Technology -- 1.3%
     Alion Science and Technology
       12.000%, 11/01/14                                  124               117
     SunGard Data Systems
       10.625%, 05/15/15                                1,000             1,053
                                                                      ---------
                                                                          1,170
                                                                      ---------


--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                   RiverPark Short Term High Yield Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   FACE AMOUNT
DESCRIPTION                                           (000)          VALUE (000)
--------------------------------------------------------------------------------
  Materials -- 14.9%
     Lyondell Chemical
       11.000%, 05/01/18                           $    2,362         $   2,622
       8.000%, 11/01/17                                 1,052             1,186
     NOVA Chemicals
       3.784%, 11/15/13 (b)                               650               653
     Tube City IMS
       9.750%, 02/01/15                                 2,900             2,994
     United States Steel
       5.650%, 06/01/13                                 2,680             2,839
     Verso Paper Holdings
       11.500%, 07/01/14                                2,798             2,963
                                                                      ---------
                                                                         13,257
                                                                      ---------
  Telecommunication Services -- 5.1%
     Atlantic Broadband Finance
       9.375%, 01/15/14                                 2,000             2,010
     Embarq
       6.738%, 06/01/13                                   858               919
     Qwest Communications International
       7.500%, 02/15/14                                 1,592             1,604
                                                                      ---------
                                                                          4,533
                                                                      ---------
  Utilities -- 4.8%
     CMS Energy
       1.522%, 01/15/13 (b)                             2,800             2,789
     NRG Energy
       7.375%, 01/15/17                                 1,450             1,512
                                                                      ---------
                                                                          4,301
                                                                      ---------
Total Corporate Obligations
  (Cost $63,947) (000)                                                   64,062
                                                                      ---------
CONVERTIBLE BONDS -- 12.0%
     Advanced Micro Devices
       5.750%, 08/15/12                                 2,000             2,028
     Cheniere Energy
       2.250%, 08/01/12                                   500               498
     Euronet Worldwide
       3.500%, 10/15/25                                 1,000             1,009
     Icahn Enterprises LP
       4.000%, 08/15/13 (b) (d)                         1,700             1,696
       4.000%, 08/15/13 (a) (b) (d)                       250               249
     Iconix Brand Group
       1.875%, 06/30/12                                   475               474
     Integra LifeSciences Holdings
       2.375%, 06/01/12 (a)                               950               952
     Nash Finch
       1.631%, 03/15/13                                 1,000               466
     NRFC NNN Holdings
       11.500%, 06/15/13 (a)                              250               262
     SonoSite
       3.750%, 07/15/14 (d)                             2,100             3,090
                                                                      ---------
Total Convertible Bonds
  (Cost $10,563) (000)                                                   10,724
                                                                      ---------


--------------------------------------------------------------------------------
                                                   FACE AMOUNT
DESCRIPTION                                        (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 6.4%
     Axis Capital Holdings
       7.500%, 12/01/15 (b)                            39,000         $   4,041
     Consolidated Edison of New York
       4.650%, 05/01/12                                   290                30
     HJ Heinz Finance
       8.000%, 07/05/13 (a)                                15             1,624
                                                                      ---------
Total Preferred Stock
  (Cost $5,650) (000)                                                     5,695
                                                                      ---------
BANK LOAN OBLIGATIONS -- 4.8%
     Delta Air Lines
       0.000%, 09/29/12                                $3,250             3,181
     Wilton Industries
       3.510%, 07/31/14 (d)                             1,215             1,106
                                                                      ---------
Total Bank Loan Obligations
  (Cost $4,338) (000)                                                     4,287
                                                                      ---------
TIME DEPOSIT -- 4.2%
     Brown Brothers, 0.031% (e)                         3,738             3,738
                                                                      ---------
     (Cost $3,738) (000)
Total Investments -- 99.3%
  (Cost $88,236) (000)                                                $  88,506
                                                                      =========
The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments carried at value:


INVESTMENTS IN SECURITIES           LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------------------------------------------------
Corporate Obligations
Consumer Discretionary              $   --     $ 9,706      $   --     $ 9,706
     Consumer Staples                   --       4,083          --       4,083
     Energy                             --       5,335          --       5,335
     Financials                         --       7,790          11       7,801
     Health Care                        --       1,847          --       1,847
     Industrials                        --      12,029          --      12,029
     Information Technology             --       1,170          --       1,170
     Materials                          --      13,257          --      13,257
     Telecommunication
     Services                           --       4,533          --       4,533
     Utilities                          --       4,301          --       4,301
                                    ------------------------------------------
                                        --      64,051          11      64,062
                                    ------------------------------------------
Convertible Bond                        --       5,689       5,035      10,724
Preferred Stock                         --       5,695          --       5,695
Bank Loan Obligations                   --       3,181       1,106       4,287
Time Deposit                            --       3,738          --       3,738
                                    ------------------------------------------
Total Investments
  in Securities                     $   --     $82,354     $ 6,152    $ 88,506
                                    ==========================================



--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                   RiverPark Short Term High Yield Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                            INVESTMENTS IN
                                                              CORPORATE
                                                             OBLIGATIONS
                                                            --------------
Beginning balance as of October 1, 2011                       $     525
  Accrued discounts/premiums                                          4
  Realized gain/(loss)                                               64
  Change in unrealized
    appreciation/(depreciation)                                     (23)
  Purchases                                                       1,875
  Sales                                                          (2,434)
  Transfer into Level 3                                              --
  Transfer out of Level 3                                            --
                                                              ---------
Ending balance as of March 31, 2012                           $      11
                                                              =========

                                                           INVESTMENTS IN
                                                          CONVERTIBLE BONDS
                                                          -----------------
Beginning balance as of October 1, 2011                       $      --
  Accrued discounts/premiums                                         --
  Realized gain/(loss)                                               --
  Change in unrealized
    appreciation/(depreciation)                                      --
  Purchases                                                          --
  Sales                                                              --
  Transfer into Level 3                                           5,035
  Transfer out of Level 3                                            --
                                                              ---------
Ending balance as of March 31, 2012                           $   5,035
                                                              =========

                                                            INVESTMENTS IN
                                                               BANK LOAN
                                                              OBLIGATIONS
                                                            --------------
Beginning balance as of October 1, 2011                       $      --
  Accrued discounts/premiums                                         --
  Realized gain/(loss)                                               --
  Change in unrealized
    appreciation/(depreciation)                                      --
  Purchases                                                          --
  Sales                                                              --
  Transfer into Level 3                                           1,106
  Transfer out of Level 3                                            --
                                                              ---------
Ending balance as of March 31, 2012                           $   1,106
                                                              =========



     Percentages are based on Net Assets of $89,104 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security - Rate disclosed is the rate in effect on March 31, 2012.
(c)  Security in default on interest and principal payments.
(d) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2012, was $6,152 (000) and represented 6.9% of Net Assets.
(e)  Rate shown is the simple yield as of March 31, 2012.
LP -- Limited Partnership
The accompanying notes are an integral part of the financial statements.










--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                  RiverPark Long/Short Opportunity Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTING +


[BAR GRAPH OMITTED]


41.5% Information Technology
26.2% Consumer Discretionary
11.0% Financials
9.2% Energy
3.1% Materials
2.7% Health Care
2.2% Industrials
1.5% Consumer Staples
1.4% Telecommunication Services
1.2% Purchased Option

+ Percentages are based on total investments. Excludes securities sold short.

--------------------------------------------------------------------------------
DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 97.2%**

  Consumer Discretionary -- 25.8%
     Coach                                              2,105           $   163
     Discovery Communications, Cl C*                    3,220               151
     Dollar Tree*                                       2,570               243
     Dollarama                                          3,405               159
     Fossil*                                            1,150               152
     Imax*                                              4,700               115
     Las Vegas Sands                                    6,470               372
     McDonald's                                         2,255               221
     priceline.com*                                       368               264
     Ralph Lauren, Cl A                                   885               154
     Rentrak*                                          11,725               266
     Vail Resorts                                       2,377               103
     Walt Disney                                        3,010               132
     Wynn Resorts                                       2,050               256
                                                                      ---------
                                                                          2,751
                                                                      ---------
  Consumer Staples -- 1.4%
     Darling International*                             8,820               154
                                                                      ---------
  Energy -- 9.0%
     Cabot Oil & Gas                                    3,300               103
     CARBO Ceramics                                     2,247               237
     Devon Energy                                       1,705               121
     Gevo*                                              9,992                92
     National Oilwell Varco                             1,700               135
     Schlumberger                                       1,800               126
     Southwestern Energy*                               4,900               150
                                                                      ---------
                                                                            964
                                                                      ---------



--------------------------------------------------------------------------------
DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
  Financials -- 10.9%

     American Express                                   4,585           $   265
     American Tower, Cl A                               2,187               138
     Charles Schwab                                     9,080               130
     CME Group, Cl A                                      620               179
     IntercontinentalExchange*                            747               103
     TD Ameritrade Holding                              9,518               188
     Visa, Cl A                                         1,330               157
                                                                      ---------
                                                                          1,160
                                                                      ---------
  Health Care -- 2.7%
     AMERIGROUP*                                        2,255               151
     Intuitive Surgical*                                  249               135
                                                                      ---------
                                                                            286
                                                                      ---------
  Industrials -- 2.2%
     Genesee & Wyoming, Cl A*                           1,937               106
     Precision Castparts                                  729               126
                                                                      ---------
                                                                            232
                                                                      ---------
  Information Technology -- 40.9%
     Alliance Data Systems*                             2,938               370
     Apple*                                               789               473
     Bankrate*                                          6,785               168
     Cognizant Technology Solutions,
       Cl A*                                            2,020               156
     eBay*                                             10,022               370
     EMC*                                               7,432               222
     Equinix*                                           3,632               572
     Google, Cl A*                                        670               430
     Mastercard, Cl A                                     369               155
     MoneyGram International*                           7,800               140
     QUALCOMM                                           3,811               259
     Sapient                                           17,232               215
     Stamps.com*                                        7,420               207
     TiVo*                                             12,960               155
     Travelzoo*                                         8,800               202
     VeriFone Systems*                                  5,206               270
                                                                      ---------
                                                                          4,364
                                                                      ---------
  Materials -- 3.0%
     Monsanto                                           4,060               324
                                                                      ---------
  Telecommunication Services -- 1.3%
     SBA Communications, Cl A*                          2,845               144
                                                                      ---------
Total Common Stock
  (Cost $7,625) (000)                                                    10,379
                                                                      ---------


--------------------------------------------------------------------------------

[LOGO OMITTED]  RIVERPARK                  RiverPark Long/Short Opportunity Fund
                FUNDS                                 March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     CONTRACTS/
DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
PURCHASED OPTION -- 1.1%

     Blackstone Group LP, Call Option,
     Strike Price $10*                                    204         $     121
                                                                      ---------
Total Purchased Option
  (Cost $118) (000)                                                         121
                                                                      ---------
Total Investments -- 98.3%
  (Cost $7,743) (000)                                                 $  10,500
                                                                      =========
SCHEDULE OF SECURITIES SOLD SHORT **
COMMON STOCK -- (48.0)%
  Consumer Discretionary -- (21.6)%
     Amazon.com*                                         (710)             (144)
     Apollo Group, Cl A*                               (1,359)              (52)
     Best Buy                                          (5,754)             (136)
     DeVry                                             (2,070)              (70)
     DIRECTV, Cl A*                                    (2,255)             (111)
     DISH Network, Cl A                                (1,590)              (52)
     GameStop, Cl A                                    (6,238)             (136)
     Gannett                                           (5,317)              (82)
     Gap                                               (5,497)             (144)
     Garmin                                            (4,548)             (214)
     GNC Holdings, Cl A                                (3,070)             (107)
     Grupo Elektra                                     (1,155)             (109)
     International Game Technology                     (5,492)              (92)
     JC Penney                                         (5,854)             (207)
     Kohl's                                            (2,150)             (108)
     Netflix*                                          (1,333)             (153)
     Panasonic ADR                                     (7,077)              (65)
     Regal Entertainment Group, Cl A                   (3,865)              (53)
     Sharp                                            (10,100)              (74)
     Staples                                           (6,298)             (102)
     Strayer Education                                   (995)              (94)
                                                                      ---------
                                                                         (2,305)
                                                                      ---------
  Consumer Staples -- (3.7)%
     CVS Caremark                                      (1,076)              (48)
     Kroger                                            (4,117)             (100)
     Loblaw                                            (3,030)             (104)
     Safeway                                           (4,716)              (95)
     Walgreen                                          (1,440)              (48)
                                                                      ---------
                                                                           (395)
                                                                      ---------
Financials -- (2.1)%
     KBW                                               (6,470)             (120)
     Legg Mason                                        (3,835)             (107)
                                                                      ---------
                                                                           (227)
                                                                      ---------


--------------------------------------------------------------------------------
DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
  Industrials -- (7.8)%
     General Dynamics                                  (1,420)        $    (104)
     Huntington Ingalls Industries*                    (3,740)             (150)
     Iron Mountain                                     (5,637)             (163)
     Lockheed Martin                                   (1,193)             (107)
     Nielsen Holdings*                                 (3,170)              (96)
     Northrop Grumman                                  (1,745)             (107)
     Pitney Bowes                                      (5,930)             (104)
                                                                      ---------
                                                                           (831)
                                                                      ---------
  Information Technology -- (11.3)%
     Activision Blizzard                              (12,760)             (164)
     Dell*                                             (8,365)             (139)
     Electronic Arts*                                  (7,089)             (117)
     First Solar*                                      (2,200)              (55)
     Flextronics International*                       (20,615)             (149)
     Hewlett-Packard                                   (3,580)              (85)
     KIT Digital*                                      (6,901)              (50)
     Microsoft                                         (3,211)             (103)
     Nintendo                                            (292)              (44)
     Nokia ADR                                         (9,130)              (50)
     RealD*                                           (12,340)             (167)
     United Online                                    (17,200)              (84)
                                                                      ---------
                                                                         (1,207)
                                                                      ---------
  Telecommunication Services -- (1.5)%
     CenturyLink                                       (2,252)              (87)
     Vivendi                                           (3,870)              (71)
                                                                      ---------
                                                                           (158)
                                                                      ---------
Total Common Stock
  (Proceeds $5,091)                                                      (5,123)
                                                                      ---------
Total Securities Sold Short -- (48.0)%
  (Proceeds $5,091) (000)                                             $  (5,123)
                                                                      =========

As of March 31, 2012, all of the Fund's investments and securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $10,680 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes
ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------

Statements of Assets and Liabilities (000)             [LOGO OMITTED]  RIVERPARK
March 31, 2012 (UNAUDITED)                                             FUNDS
--------------------------------------------------------------------------------

                                                     RIVERPARK    RIVERPARK/       RIVERPARK         RIVERPARK          RIVERPARK
                                                   LARGE GROWTH   WEDGEWOOD    SMALL CAP GROWTH   SHORT TERM HIGH      LONG/ SHORT
                                                       FUND         FUND              FUND           YIELD FUND     OPPORTUNITY FUND
                                                   ------------ ------------   ----------------   ---------------   ----------------
ASSETS:
Investments in Securities, at Value (Note 2)       $    4,447   $    237,574      $    4,958        $    88,506       $    10,500
Cash                                                       --             --              --                 --             5,303
Other Prepaid Expenses                                     18             33              18                 24                --
Receivable Due from Adviser (Note 3)                        8             --               8                  6                --
Receivable for Dividend and Interest Income                 1             24               2              1,349                --
Receivable for Investment Securities Sold                  --          5,904              --                845                --
Receivable for Capital Shares Sold                         --          5,967              --                494                --
                                                   ----------   ------------      ----------        -----------       -----------
  Total Assets                                          4,474        249,502           4,986             91,224            15,803
                                                   ----------   ------------      ----------        -----------       -----------
LIABILITIES:
Payable for Investment Securities Purchased                18         13,638              48              1,928                --
Securities Sold Short, at Value (Note 2)                   --             --              --                 --             5,123
Income Distribution Payable                                --             --              --                 10                --
Payable for Capital Shares Redeemed                        --            142              --                 67                --
Payable Due to Trustee                                      5              5               5                  5                --
Chief Compliance Officer Fees Payable                       3              3               3                  3                --
Payable Due to Adviser (Note 3)                             2            119               4                 45                --
Payable Due to Administrator                                1             14               1                  6                --
Payable Due to Shareholder Servicing (Note 3)              --             62              --                  5                --
Other Accrued Expenses                                      8             67               9                 51                --
                                                   ----------   ------------      ----------        -----------       -----------
  Total Liabilities                                        37         14,050              70              2,120             5,123
                                                   ----------   ------------      ----------        -----------       -----------
NET ASSETS                                         $    4,437   $    235,452      $    4,916        $    89,104       $    10,680
                                                   ==========   ============      ==========        ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital                                    $    3,606   $    207,514      $    4,584        $    88,951       $     7,955
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                         7           (333)            (19)                19               --
Accumulated Net Realized Gain (Loss) on
  Investments and Securities Sold Short                   (20)         1,163             (74)              (136)              --
Net Unrealized Appreciation on Investments
  and Securities Sold Short                               844         27,108             425                270             2,725
                                                   ==========   ============      ==========        ===========       ===========
NET ASSETS                                         $    4,437      $ 235,452      $    4,916        $    89,104       $    10,680
                                                   ==========   ============      ==========        ===========       ===========
Investments in Securities, at Cost                 $    3,603      $ 210,466      $    4,533        $    88,236       $     7,743
Securities Sold Short, at Proceeds                         --             --              --                 --             5,091
Net Assets - Institutional Class Shares(1)         $3,771,694   $117,823,496      $3,949,044        $63,140,574       $10,679,567
                                                   ==========   ============      ==========        ===========       ===========
Net Assets - Retail Class Shares(1)                $  664,859   $117,628,410      $  966,598        $25,962,963       $        --
                                                   ==========   ============      ==========        ===========       ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)           285,566      8,733,298         338,862          6,315,394         1,068,013
                                                   ==========   ============      ==========        ===========       ===========
RETAIL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)            50,510      8,747,408          83,244          2,599,740               --
                                                   ==========   ============      ==========        ===========       ===========
INSTITUTIONAL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares    $    13.21   $      13.49      $    11.65        $     10.00       $     10.00
                                                   ==========   ============      ==========        ===========       ===========
RETAIL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares           $    13.16   $      13.45      $    11.61        $      9.99       $     10.00
                                                   ==========   ============      ==========        ===========       ===========

(1) Shares and Net Assets have not been rounded.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

Statements of Operations (000)                         [LOGO OMITTED]  RIVERPARK
For the Sixth Month Period Ended                                       FUNDS
March 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                RIVERPARK SHORT    RIVERPARK LONG/
                                              RIVERPARK LARGE   RIVERPARK/     RIVERPARK SMALL  TERM HIGH YIELD   SHORT OPPORTUNITY
                                                GROWTH FUND   WEDGEWOOD FUND   CAP GROWTH FUND        FUND              FUND*
                                             --------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                         $    22        $   306           $   10           $    92           $   --
Interest                                               --             --               --             1,176               --
Foreign taxes withheld                                 --            (14)              --                --               --
                                                  -------       --------          -------           -------           ------
  Total Investment Income                              22            292               10             1,268               --
                                                  -------       --------          -------           -------           ------
EXPENSES:
Investment Advisory Fees (Note 3)                      12            372               20               164               --
Administrator Fees (Note 3)                             8             72                9                37               --
Chief Compliance Officer Fees (Note 3)                  5              5                5                 5               --
Trustees' Fees (Note 3)                                 4              4                4                 4               --
Shareholder Service Fees(1) (Note 3)                    1             66                1                18               --
Professional Fees                                      15             15               15                15               --
Registration Fees                                      11             15               12                14               --
Transfer Agent Fees                                     5             90                7                57               --
Printing                                                5              5                5                 5               --
Custodian Fees                                          1              2                1                 2               --
Insurance and Other Fees                                8              7                7                10               --
                                                  -------       --------          -------           -------           ------
  Total Expenses                                       75            653               86               331               --
                                                  -------       --------          -------           -------           ------
Investment Advisory Fee Waiver (Note 3)               (12)           (28)             (20)              (60)              --
Reimbursements by Advisor                             (44)            --              (37)               --               --
                                                  -------       --------          -------           -------           ------
  Net Expenses                                         19            625               29               271               --
                                                  -------       --------          -------           -------           ------
Net Investment Income (Loss)                            3           (333)             (19)              997               --
                                                  -------       --------          -------           -------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
Net Realized Gain (Loss) From:
     Investments                                       (8)         1,445              (49)              (33)              --
Net Change in Unrealized Appreciation
  (Depreciation) on:
     Investments                                      981         28,183              910               456               --
                                                  -------       --------          -------           -------           ------
Net Realized and Unrealized Gain on
  Investments                                         973         29,628              861               423               --
                                                  -------       --------          -------           -------           ------
Net Increase in Net Assets Resulting from
  Operations                                      $   976       $ 29,295          $   842           $ 1,420           $   --
                                                  =======       ========          =======           =======           ======

* Fund commenced operations on March 29, 2012.
(1) Attributable to Retail Class Shares only.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.








--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)              [LOGO OMITTED]  RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

                                                      RIVERPARK LARGE GROWTH FUND                  RIVERPARK/WEDGEWOOD FUND
                                                -----------------------------------------  -----------------------------------------
                                                  SIX MONTH PERIOD                           SIX MONTH PERIOD
                                                ENDED MARCH 31, 2012      YEAR ENDED       ENDED MARCH 31, 2012      YEAR ENDED
                                                     (UNAUDITED)       SEPTEMBER 30, 2011        (UNAUDITED)      SEPTEMBER 30, 2011
                                                --------------------   ------------------   -------------------   ------------------
OPERATIONS:
Net Investment Income (Loss)                           $    3               $    (3)              $   (333)            $   (53)
Net Realized Gain (Loss) on Investments                    (8)                  (12)                 1,445                (281)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           981                  (137)                28,183              (1,075)
                                                      -------               -------              ---------            --------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                 976                  (152)                29,295              (1,409)
                                                      -------               -------              ---------            --------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                               --                    --                     --                  (1)
  Retail Class Shares                                      --                    --                     --                  --
Return of Capital
  Institutional Class Shares                               --                    (8)                    --                  (5)
  Retail Class Shares                                      --                    (1)                    --                  --
                                                      -------               -------              ---------            --------
Total Distributions to Shareholders                        --                    (9)                    --                  (6)
                                                      -------               -------              ---------            --------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                           240                 2,800                 73,635              34,643
  Shares Issued as Reinvestment of Distributions           --                     8                     --                   6
  Shares Redeemed                                          --                    --                 (5,315)               (251)
                                                      -------               -------              ---------            --------
Net Increase in Net Assets from Institutional
  Class Shares Transactions                               240                 2,808                 68,320              34,398
                                                      -------               -------              ---------            --------
Retail Class Shares:
  Shares Issued                                           372                   234                108,742                 246
  Shares Issued as Reinvestment of Distributions           --                     1                     --                  --
  Shares Redeemed                                         (49)                   (4)                (4,150)                 (4)
                                                      -------               -------              ---------            --------
Net Increase in Net Assets from Retail
  Class Shares Transactions                               323                   231                104,592                 242
                                                      -------               -------              ---------            --------
Net Increase in Net Assets from Capital
  Share Transactions                                      563                 3,039                172,912              34,640
                                                      -------               -------              ---------            --------
Net Increase in Net Assets                              1,539                 2,878                202,207              33,225
NET ASSETS:
Beginning of period                                     2,898                    20                 33,245                  20
                                                      -------               -------              ---------            --------
End of period                                         $ 4,437               $ 2,898              $ 235,452            $ 33,245
                                                      =======               =======              =========            ========
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                   $     7               $     4              $    (333)           $     --
                                                      =======               =======              =========            ========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
  Shares Issued                                            22                   262                  5,967               3,219
  Shares Issued as Reinvestment of Distributions           --                     1                     --                   1
  Shares Redeemed                                          --                    --                   (432)                (23)
                                                      -------               -------              ---------            --------
Net Increase in Institutional Class Shares                 22                   263                  5,535               3,197
                                                      -------               -------              ---------            --------
Retail Class Shares
  Shares Issued                                            32                    22                  9,061                  22
  Shares Redeemed                                          (4)                   --                   (337)                 --
                                                      -------               -------              ---------            --------
Net Increase in Retail Class Shares                        28                    22                  8,724                  22
                                                      -------               -------              ---------            --------
  Net Increase in Share Transactions                       50                   285                 14,259               3,219
                                                      =======               =======              =========            ========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)              [LOGO OMITTED]  RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

                                                    RIVERPARK SMALL CAP GROWTH FUND           RIVERPARK SHORT TERM HIGH YIELD FUND
                                               -----------------------------------------   -----------------------------------------
                                                 SIX MONTH PERIOD                            SIX MONTH PERIOD
                                               ENDED MARCH 31, 2012       YEAR ENDED       ENDED MARCH 31, 2012       YEAR ENDED
                                                    (UNAUDITED)       SEPTEMBER 30, 2011       (UNAUDITED)        SEPTEMBER 30, 2011
                                               --------------------   ------------------   --------------------   ------------------
OPERATIONS:
Net Investment Income (Loss)                         $    (19)             $   (23)              $   997               $   680
Net Realized loss on Investments                          (49)                  (9)                  (33)                  (84)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           910                 (485)                  456                  (186)
                                                     --------              -------             ---------             ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               842                 (517)                1,420                   410
                                                     --------              -------             ---------             ---------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                               --                   --                  (704)                 (602)
  Retail Class Shares                                      --                   --                  (274)                  (97)
Return of Capital
  Institutional Class Shares                               --                   (4)                   --                    --
  Retail Class Shares                                      --                   --                    --                    --
                                                     --------              -------             ---------             ---------
Total Distributions to Shareholders                        --                   (4)                 (978)                 (699)
                                                     --------              -------             ---------             ---------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares:
  Shares Issued                                            15                3,625                45,656                16,668
  Shares Issued in Connection with In-Kind
    Contribution (see Note 5)                              --                   --                    --                 2,726
  Shares Issued as Reinvestment of Distributions           --                    4                   703                   601
  Shares Redeemed                                          --                   --                (2,430)                 (890)
                                                     --------              -------             ---------             ---------
Net Increase in Net Assets from Institutional
  Class Shares Transactions                                15                3,629                43,929                19,105
                                                     --------              -------             ---------             ---------
Retail Class Shares:
  Shares Issued                                           203                  807                21,544                 7,255
  Shares Issued as Reinvestment of Distributions           --                   --                   240                    85
  Shares Redeemed                                         (79)                  --                (2,017)               (1,210)
                                                     --------              -------             ---------             ---------
Net Increase in Net Assets from Retail Class
  Shares Transactions                                     124                  807                19,767                 6,130
                                                     --------              -------             ---------             ---------
Net Increase in Net Assets from Capital
  Shares Transactions                                     139                 4,436               63,696                25,235
                                                     --------              -------             ---------             ---------
Net Increase in Net Assets                                981                3,915                64,138                24,946
NET ASSETS:
Beginning of period                                     3,935                   20                24,966                    20
                                                     --------              -------             ---------             ---------
End of period                                        $  4,916              $ 3,935             $  89,104             $  24,966
                                                     ========              =======             =========             =========
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                  $    (19)             $    --             $      19             $      --
                                                     ========              =======             =========             =========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
  Shares Issued                                             1                  337                 4,577                 1,666
  Shares Issued in Connection with
  In-Kind Contribution (see Note 5)                        --                   --                    --                   273
  Shares Issued as Reinvestment of Distributions           --                   --                    70                    60
  Shares Redeemed                                          --                   --                  (243)                  (89)
                                                     --------              -------             ---------             ---------
Net Increase in Institutional Class Shares                  1                  337                 4,404                 1,910
                                                     --------              -------             ---------             ---------
Retail Class Shares
  Shares Issued                                            19                   71                 2,162                   727
  Shares Issued as Reinvestment of Distributions           --                   --                    24                     9
  Shares Redeemed                                          (8)                  --                  (202)                 (121)
                                                     --------              -------             ---------             ---------
Net Increase in Retail Class Shares                        11                   71                 1,984                   615
                                                     --------              -------             ---------             ---------
Net Increase in Share Transactions                         12                  408                 6,388                 2,525
                                                     ========              =======             =========             =========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)              [LOGO OMITTED]  RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

                                                           RIVERPARK LONG/SHORT
                                                             OPPORTUNITY FUND*
                                                           ---------------------
                                                               PERIOD ENDED
                                                              MARCH 31, 2012
                                                                (UNAUDITED)
                                                           ---------------------
OPERATIONS:
Net Investment Income                                            $    --
Net Realized Gain on Investments                                      --
Net Change in Unrealized Appreciation of Investments                  --
                                                                --------
Net Increase in Net Assets Resulting from Operations                  --
                                                                --------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares:
  Shares Issued in Connection with In-Kind Contribution
    (see Note 5)                                                  10,680
                                                                --------
Net Increase in Net Assets from Institutional Class Shares
  Transactions                                                    10,680
                                                                --------
Retail Class Shares:                                                  --
                                                                --------
Net Increase in Net Assets from Capital Share Transactions        10,680
                                                                --------
Net Increase in Net Assets                                        10,680
NET ASSETS:
Beginning of period                                                   --
                                                                --------
End of period                                                   $ 10,680
                                                                ========
Undistributed Net Investment Income                             $     --
                                                                ========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
Shares Issued in Connection with In-Kind Contribution
  (see Note 5)                                                     1,068
                                                                --------
Net Increase in Institutional Class Shares                         1,068
                                                                --------
Retail Class Shares                                                   --
                                                                --------
Net Increase in Share Transactions                                 1,068
                                                                ========


* Fund commenced operations on March 29, 2012.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2012 (UNAUDITED)
AND YEAR ENDED SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                                       NET        REALIZED AND               DIVIDENDS
                                 NET ASSET VALUE,  INVESTMENT  UNREALIZED GAINS  TOTAL FROM   FROM NET   DISTRIBUTIONS
                                    BEGINNING        INCOME      (LOSSES) ON     INVESTMENT  INVESTMENT   FROM RETURN      TOTAL
                                    OF PERIOD      (LOSS) (2)    INVESTMENTS     OPERATIONS    INCOME     OF CAPITAL   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                        $ 10.09         $  0.01       $  3.11         $  3.12      $   --       $   --        $   --
     2011                             10.00           (0.01)         0.16(3)         0.15          --        (0.06)        (0.06)
  RETAIL CLASS SHARES
     2012(4)                        $ 10.07         $    --       $  3.09         $  3.09      $   --       $   --        $   --
     2011                             10.00           (0.04)         0.16(3)         0.12          --        (0.05)        (0.05)
RIVERPARK/WEDGEWOOD FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                        $ 10.32         $ (0.03)      $  3.20         $  3.17      $   --       $   --        $   --
     2011                             10.00           (0.06)         0.40(3)         0.34          --(3)     (0.02)        (0.02)
  RETAIL CLASS SHARES
     2012(4)                        $ 10.30         $ (0.04)      $  3.19         $  3.15      $   --       $   --        $   --
     2011                             10.00           (0.09)         0.40(3)         0.31          --        (0.01)        (0.01)
RIVERPARK SMALL CAP GROWTH FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                        $  9.61         $ (0.04)      $  2.08         $  2.04      $   --       $   --        $   --
     2011                             10.00           (0.08)        (0.29)          (0.37)         --        (0.02)        (0.02)
  RETAIL CLASS SHARES
     2012(4)                        $  9.58         $ (0.06)      $  2.09         $  2.03      $   --       $   --        $   --
     2011                             10.00           (0.10)        (0.30)          (0.40)         --        (0.02)        (0.02)
RIVERPARK SHORT TERM HIGH YIELD FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                        $  9.88         $  0.20       $  0.10         $  0.30      $(0.18)      $   --        $(0.18)
     2011                             10.00            0.47         (0.15)           0.32       (0.44)          --         (0.44)
  RETAIL CLASS SHARES
     2012(4)                        $  9.88         $  0.19       $  0.08         $  0.27      $(0.16)      $   --        $(0.16)
     2011                             10.00            0.43         (0.13)           0.30       (0.42)          --         (0.42)
RIVERPARK LONG/SHORT OPPORTUNITY FUND
  INSTITUTIONAL CLASS SHARES
     2012(1) (4)                    $ 10.00         $    --       $    --         $    --      $   --       $   --        $   --
  RETAIL CLASS SHARES
     2012(1) (4)                    $ 10.00         $    --       $    --         $    --      $   --       $   --        $   --

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
(1) Commenced operations on March 29, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(2)  Per share data was calculated using average shares for the period.
(3) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4) Unless otherwise indicated, all ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                       [LOGO OMITTED]  RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

                                                                                                            RATIO
                                                                                                           OF NET
                                                                                                          INVESTMENT
                                                                             RATIO          RATIO OF        INCOME
                              NET ASSET                    NET ASSETS,   OF EXPENSES     TOTAL EXPENSES     (LOSS)
                              VALUE, END                      END OF      TO AVERAGE       TO AVERAGE     TO AVERAGE    PORTFOLIO
                              OF PERIOD   TOTAL RETURN +   PERIOD (000)   NET ASSETS       NET ASSETS     NET ASSETS   TURNOVER RATE
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                   $ 13.21        30.92%         $  3,772        1.00%             4.08%         0.21%          18%
     2011                        10.09         1.44             2,667        1.00              9.08         (0.10)          73
  RETAIL CLASS SHARES
     2012(4)                   $ 13.16        30.69%         $    665        1.25%             4.16%         0.01%          18%
     2011                        10.07         1.19               231        1.25              9.76         (0.32)          73
RIVERPARK/WEDGEWOOD FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                   $ 13.49        30.72%         $117,824        0.98%             1.04%        (0.49)%         12%
     2011                        10.32         3.37            33,004        1.00              2.83         (0.59)          48
  RETAIL CLASS SHARES
     2012(4)                   $ 13.45        30.58%         $117,628        1.23%             1.26%        (0.69)%         12%
     2011                        10.30         3.12               241        1.25              3.71         (0.78)          48
RIVERPARK SMALL CAP GROWTH FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                   $ 11.65        21.23%         $  3,949        1.25%             3.82%        (0.81)%         28%
     2011                         9.61        (3.71)            3,243        1.25              6.93         (0.69)          92
  RETAIL CLASS SHARES
     2012(4)                   $ 11.61        21.19%         $    967        1.50%             4.05%        (1.07)%         28%
     2011                         9.58        (4.06)              692        1.50              6.99         (0.88)          92
RIVERPARK SHORT TERM HIGH YIELD FUND
  INSTITUTIONAL CLASS SHARES
     2012(4)                   $ 10.00         3.01%         $ 63,141        1.00%             1.24%         4.04%         248%
     2011                         9.88         3.27            18,883        1.00              2.12          4.69          454
  RETAIL CLASS SHARES
     2012(4)                   $  9.99         2.80%         $ 25,963        1.25%             1.49%         3.78%         248%
     2011                         9.88         3.06             6,083        1.25              2.18          4.28          454
RIVERPARK LONG/SHORT OPPORTUNITY FUND
  INSTITUTIONAL CLASS SHARES
     2012(1)(4)                $ 10.00           --%         $ 10,680          --%               --%           --%          --%
  RETAIL CLASS SHARES
     2012(1)(4)                $ 10.00           --%         $     --          --%               --%           --%          --%




--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company. As of March 31, 2012, the Trust was comprised of five funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund and RiverPark Long/Short Opportunity Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Small Cap Growth Fund and the RiverPark Long/Short Opportunity Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund is high current income and capital appreciation consistent with the preservation of capital. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority

--------------------------------------------------------------------------------

                                                       [LOGO OMITTED]  RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o  Level 1 --  Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o  Level 2 --  Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o  Level 3 --  Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments and Schedule of Securities Sold Short.

For the six month period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities, with the exception of the RiverPark Short Term High Yield Fund, due to certain securities being fair valued at period end. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period

For the six month period ended March 31, 2012, there were no significant changes to the Funds' fair value methodologies.

SECURITIES SOLD SHORT -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury Bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

INVESTMENT TRANSACTIONS -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income and expense is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

ORGANIZATION AND OFFERING COSTS -- Offering costs for the RiverPark Long/Short Opportunity Fund, consisting of the initial prospectus and registration of the Fund will be borne by the Fund and will be amortized over the first 12 months of operations.

EXPENSES -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund and RiverPark Long/Short Opportunity Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

INCOME TAXES -- Each Fund intends to qualify or continue to qualify, as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

--------------------------------------------------------------------------------

                                                        [LOGO OMITTED] RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2012, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

3. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT -- RiverPark Advisors, LLC serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/ Wedgewood Fund and the RiverPark Short Term High Yield Fund, 0.90% for the RiverPark Small Cap Growth Fund and 1.50% for the RiverPark Long/Short Opportunity Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term High Yield Fund, 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares of the Fund's average net assets for the RiverPark Small Cap Growth Fund and 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/Short Opportunity Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Short Term High Yield Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares for RiverPark Small Cap Growth Fund and 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/ Short Opportunity Fund. As of March 31, 2012, the Adviser may in the future recapture from RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund, and RiverPark Long/Short Opportunity Fund fees waived and reimbursed totaling $242,710, $198,049, $243,364, $230,849 and $0, respectively, each of which expires March 31, 2015.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

3. AGREEMENTS (CONTINUED)

The Adviser provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Small Cap Growth Fund and RiverPark Long/Short Opportunity Fund and oversees the day-today portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; and Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund. With regard to the RiverPark Large Growth Fund, RiverPark Small Cap Growth Fund and RiverPark Long/Short Opportunity Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood and Cohanzick with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the "Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

OTHER -- Certain officers of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

--------------------------------------------------------------------------------

                                                        [LOGO OMITTED] RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from security sales, other than short-term investments, short sales, purchases to cover and short-term securities for the six-month period ended March 31, 2012, were as follows:

                                                             PROCEEDS FROM
FUND                                    PURCHASES (000)       SALES (000)
----                                    ---------------      -------------
RiverPark Large Growth Fund               $   1,111             $   626
RiverPark/Wedgewood Fund                    175,612              13,677
RiverPark Small Cap Growth Fund               1,196               1,387
RiverPark Short Term High Yield Fund        115,167              66,854

There were no purchases or sales of U.S. Government securities for the six-month period ended March 31, 2012.

5. IN-KIND CONTRIBUTIONS

On March 29, 2012, RiverPark Long/Short Opportunity Fund received a tax-free in-kind subscription of $10,680,117 consisting of investments in securities with a fair value of $10,500,358, cash of $5,303,267, and securities sold short with a fair value of $5,123,507 in exchange for Institutional Class Shares of 1,068,012. Included in the value of the in-kind subscription was unrealized appreciation on investment in securities and securities sold short of $2,725,185.

6. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions paid during the year ended September 30, 2011, was as follows (000):

                                          ORDINARY   LONG-TERM      RETURN OF
FUND                                       INCOME   CAPITAL GAIN     CAPITAL    TOTAL
----                                      --------  ------------    ---------   -----
RiverPark Large Growth Fund                $ --       $   --           $ 9       $ 9
RiverPark/Wedgewood Fund                      1           --             5         6
RiverPark Small Cap Growth Fund              --           --             4         4
RiverPark Short Term High Yield Fund        699           --            --       699

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

As of September 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                                                                                   TOTAL
                                                         CAPITAL LOSS                                           DISTRIBUTABLE
                                        UNDISTRIBUTED   CARRYFORWARD     POST-      UNREALIZED       OTHER        EARNINGS
                                          ORDINARY       EXPIRING IN    OCTOBER    APPRECIATION    TEMPORARY    (ACCUMULATED
                                           INCOME           2019        LOSSES    (DEPRECIATION)  DIFFERENCES      LOSSES)
                                        -------------   -------------   -------   --------------  -----------   -------------
RiverPark Large Growth Fund               $   --           $  --        $  (2)       $  (143)        $  --        $   (145)
RiverPark/Wedgewood Fund                      --              --         (274)        (1,083)           --          (1,357)
RiverPark Small Cap Growth Fund               --              --           --           (510)           --            (510)
RiverPark Short Term High Yield Fund           3              (1)         (98)          (190)           (3)           (289)

Post-October losses represent losses realized on investment transactions from November 1, 2010, through September 30, 2011, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future capital gains.

                                                             TOTAL CAPITAL LOSS
                                                               CARRYFORWARDS
FUND                                        EXPIRES 2019          09/30/11
----                                        ------------      -----------------
RiverPark Short Term High Yield Fund            $   1              $    1

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

















--------------------------------------------------------------------------------

                                                        [LOGO OMITTED] RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

For federal income tax purposes, the cost of securities owned at March 31, 2012, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short, at March 31, 2012, were as follows (000):

                                                           AGGREGATE      AGGREGATE
                                                             GROSS          GROSS             NET
                                          FEDERAL TAX      UNREALIZED     UNREALIZED      UNREALIZED
FUND                                          COST       APPRECIATION    DEPRECIATION    APPRECIATION
----                                      -----------    ------------    ------------    -------------
RiverPark Large Growth Fund                $  3,603         $   902         $  (58)        $    844
RiverPark/Wedgewood Fund                    210,466          27,869           (761)          27,108
RiverPark Small Cap Growth Fund               4,533             666           (241)             425
RiverPark Short Term High Yield Fund         88,236             418           (148)             270
RiverPark Long/Short Opportunity Fund         7,743           2,757             --            2,757

7. OTHER

On March 31, 2012, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of many individual shareholders.

FUND
----
RIVERPARK LARGE GROWTH FUND
     Institutional Class Shares                      95%
     Retail Class Shares                             95%
RIVERPARK/WEDGEWOOD FUND
     Institutional Class Shares                      77%
RIVERPARK SMALL CAP GROWTH FUND
     Institutional Class Shares                      92%
     Retail Class Shares                             96%
RIVERPARK SHORT TERM HIGH YIELD FUND
     Institutional Class Shares                      78%
     Retail Class Shares                             89%
RIVERPARK LONG/SHORT OPPORTUNITY FUND
     Institutional Class Shares                     100%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.




--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

























--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES                            [LOGO OMITTED]  RIVERPARK
(UNAUDITED)                                                            FUNDS
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.


















--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES
(UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                   BEGINNING       ENDING          NET        EXPENSES
                                                                    ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                                     VALUE         VALUE         EXPENSE       DURING
                                                                    10/1/11       3/31/12        RATIOS        PERIOD*
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- INSTITUTIONAL CLASS SHARES
     Actual Fund Return                                           $ 1,000.00    $ 1,309.20        1.00%        $ 5.77
     Hypothetical 5% Return                                         1,000.00      1,020.00        1.00           5.05
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- RETAIL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,306.90        1.25           7.21
     Hypothetical 5% Return                                         1,000.00      1,018.75        1.25           6.31
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- INSTITUTIONAL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,307.20        0.98           5.65
     Hypothetical 5% Return                                         1,000.00      1,020.10        0.98           4.95
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- RETAIL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,305.80        1.23           7.09
     Hypothetical 5% Return                                         1,000.00      1,018.85        1.23           6.21
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- INSTITUTIONAL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,212.30        1.25           6.91
     Hypothetical 5% Return                                         1,000.00      1,018.75        1.25           6.31
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- RETAIL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,211.90        1.50           8.29
     Hypothetical 5% Return                                         1,000.00      1,017.50        1.50           7.57
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- INSTITUTIONAL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,030.10        1.00           5.08
     Hypothetical 5% Return                                         1,000.00      1,020.00        1.00           5.05
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- RETAIL CLASS SHARES
     Actual Fund Return                                             1,000.00      1,028.00        1.25           6.34
     Hypothetical 5% Return                                         1,000.00      1,018.75        1.25           6.31
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK LONG/SHORT OPPORTUNITY FUND -- INSTITUTIONAL CLASS SHARES**
     Actual Fund Return                                             1,000.00      1,000.00          --             --
     Hypothetical 5% Return                                         1,000.00      1,025.00          --             --
-----------------------------------------------------------------------------------------------------------------------
RIVERPARK LONG/SHORT OPPORTUNITY FUND -- RETAIL CLASS SHARES**
     Actual Fund Return                                             1,000.00      1,000.00          --             --
     Hypothetical 5% Return                                         1,000.00      1,025.00          --             --
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
**   Commenced operations on March 29, 2012.








--------------------------------------------------------------------------------

                                                        [LOGO OMITTED] RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

At an in-person meeting (the "Meeting") of the Board held on February 14, 2012, the Board, including the Trustees who are not "interested persons" as that term is defined by the Investment Company Act of 1940, as amended (hereafter, the "Independent Trustees"), approved the amended and restated investment advisory agreement (the "Advisory Agreement") between RiverPark Advisors, LLC (the "Adviser") and the Trust on behalf of the RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund. In addition, the Board and the Independent Trustees approved the sub-advisory agreement (the "Gargoyle Sub-Advisory Agreement") by and among the Adviser, the Trust, on behalf of the RiverPark/Gargoyle Hedged Value Fund, and Gargoyle Investment Advisor LLC (the "Sub-Adviser").

The Board received and discussed a memorandum from the Trust's legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements. In connection with its approval of the Advisory Agreement and the Gargoyle Sub-Advisory Agreement the Board considered the following factors:

     o    The overall investment performance of the Sub-Adviser;

     o The nature, scope and quality of the services to be provided by the Sub-Adviser;

     o The costs of the services to be provided by the Sub-Adviser and the structure of the Sub-Adviser's fees;

     o The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

     o The profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Funds.

None of these factors was determinative in the Board's decision to approve the Advisory Agreement and Gargoyle Sub-Advisory Agreement, but each was a factor in the Independent Trustees' consideration.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Adviser and the Sub-Adviser in response to the questionnaire provided by Trust counsel regarding certain matters relevant to the approval of the Advisory Agreement and the Gargoyle Sub-Advisory Agreement under Section 15 of the Investment Company Act. These materials included, among other things, information regarding: (a) the Adviser's and Sub-Adviser's financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds' assets; (c) the Adviser and Sub-Adviser's readiness and ability to timely provide high quality and adequate information as may be requested by the Trustees, or the Adviser in the case of the Sub-Adviser; (d) regulatory issues; (e) the Adviser's and Sub-Adviser's compliance program and chief compliance officer; and (f) other material factors affecting the Adviser or Sub-Adviser.

The Independent Trustees deliberated with counsel regarding the Advisory Agreement and Gargoyle Sub-Advisory Agreement and considered the following material factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Board discussed the Adviser and Sub-Adviser separately.

In considering the approval of the Advisory Agreement, the Independent Trustees discussed their familiarity with principals of the Adviser, satisfaction with the Adviser's policies and procedures and the level of experience of the portfolio managers and their confidence in the Adviser's ability to perform based on this experience. They further discussed the depth of resources and skill that the Adviser has demonstrated in its management of unregistered funds and ETFs. In addition, the Independent Trustees noted the Adviser's demonstrated ability to comply with dynamic regulatory requirements and commitment to responsiveness and compliance going forward. They discussed the information that had been provided to them regarding the Adviser's fees, its profitability and expenses of the Funds and how this information compared to the data prepared by Lipper regarding other comparable funds. The Trustees concluded that they had received and evaluated such information (including the Adviser's Code of Ethics and the proposed Advisory Agreement and Expense Limitation Agreement), as it deems necessary (in consultation with Counsel) in order to make an informed determination as to whether the proposed Advisory Agreement by and between the Adviser and the Trust, on behalf of the RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund, is in the best interests of the Trust, the RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund, and each Fund's future shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.

Regarding the proposed Sub-Adviser, the Board considered the expertise in managing the applicable strategy and performance history of the Sub-Adviser demonstrated by the written materials provided and the oral comments. The Board discussed the distinctive growth aspect of the RiverPark/Gargoyle Hedged Value Fund as compared with its value-oriented peers. The Board discussed the compliance officer's on-site visit, and commented on their satisfaction with the Sub-Adviser's compliance officer and compliance procedures. Based on such materials and comments, the Independent Trustees concluded that they were satisfied with the Sub-Adviser's qualifications. They discussed the information that had been provided to them regarding the proposed fees and the projected impact on the Sub-Adviser's profitability. They determined that the arrangements that had been made with the Sub-Adviser regarding the absorption of certain costs and expenses or the operation with reduced or waived fees on certain assets of the RiverPark/Gargoyle Hedged Value Fund demonstrated the Sub-Adviser's commitment to maintain a reasonable expense ratio especially during the RiverPark/Gargoyle Hedged Value Fund's initial period of growth. They expressed their satisfaction with the Sub-Adviser's financial stability and prudent fiscal management and noted the personal investments of key management in the Sub-Adviser's strategy. With regard to each Fund, the Independent Trustees noted they were satisfied with the data prepared by Lipper regarding other comparable funds and that the proposed expenses in light of such expenses were reasonable. The Independent Trustees noted the commitment to a culture of compliance that had been expressed by the Sub-Adviser and their satisfaction with the certifications provided by the RiverPark/Gargoyle Hedged Value Fund's Chief Compliance Officer regarding the Sub-Adviser's policies and procedures and Code of Ethics. They concluded that they had received and evaluated such information as they deem necessary (in consultation with Trust counsel) to make an informed determination as to whether the Gargoyle Sub-Advisory Agreement is in the best interest of the RiverPark/Gargoyle Hedged Value Fund and its future shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.



--------------------------------------------------------------------------------

                                                        [LOGO OMITTED] RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement and Gargoyle Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's and Sub-Adviser's fees are reasonable in light of the services that the Adviser or Sub-Adviser provides to the Funds; and (c) agreed to approve the Advisory Agreement and the Gargoyle Sub-Advisory Agreement for an initial term of two years.































--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                       800 Westpoint Parkway, Suite 1100
                              Westlake, Ohio 44145

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208






                                                                 RPF-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.    EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                               RiverPark Funds Trust

                                                           /s/ Morty Schaja
By (Signature and Title)*                                  ---------------------
                                                           Morty Schaja
                                                           President

Date: June 4, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                   /s/ Morty Schaja
                                                            --------------------
                                                            Morty Schaja
                                                            President


Date: June 4, 2012


By (Signature and Title)*                                    /s/ Michael Lawson
                                                             -------------------
                                                             Michael Lawson
                                                             Chief Financial
Officer and Treasurer

Date: June 4, 2012

*  Print the name and title of each signing officer under his or her signature.